-----------------------------------
                                             2000 Annual Report October 31, 2000
                                             -----------------------------------

                                                                        discover
--------------------------------------------------------------------------------
(LOGO) FIRSTAR FUNDS

                                             Money Market Fund
                                             Institutional Money Market Fund
                                             Tax-Exempt Money Market Fund
                                             U.S. Government Money Market Fund
                                             U.S. Treasury Money Market Fund

                 ----------------------------------------------
                              NOTICE TO INVESTORS

                - Shares of Firstar Funds:

                  - ARE NOT INSURED BY THE FDIC, the US
                    Government or any other governmental
                    agency;

                  - are not bank deposits or obligations of or
                    guaranteed by Firstar Bank, its parent
                    company or its affiliates;

                  - are subject to investment risks, includ
                    ing possible loss of principal; and

                  - are offered by Quasar Distributors, LLC,
                    member NASD, SIPC, and an affiliated
                    distributor.

                - There can be no assurance that the money
                  market funds will be able to maintain a
                  stable net asset value of $1.00 per share.

                - Firstar Bank affiliates serve as investment
                  adviser, custodian, transfer agent,
                  administrator, accounting services agent
                  and distributor and receive compensation for
                  such services as disclosed in the current
                  prospectus.
                ----------------------------------------------

TABLE OF CONTENTS
                                                                       Page(s)
SHAREHOLDER LETTER........................................................1
FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS..............................2
LOOKING AHEAD - THE FORECAST..............................................2
STATEMENT OF ASSETS AND LIABILITIES.......................................3
STATEMENT OF OPERATIONS...................................................4
STATEMENT OF CHANGES IN NET ASSETS.......................................6-7
FINANCIAL HIGHLIGHTS.....................................................8-11
SCHEDULE OF INVESTMENTS.................................................12-19
NOTES TO THE FINANCIAL STATEMENTS.......................................20-21
REPORT OF INDEPENDENT ACCOUNTANTS.........................................22
NOTES TO THE FINANCIAL STATEMENTS.......................................23-24
CHANGE OF ACCOUNTANTS.....................................................25
REPORT OF INDEPENDENT ACCOUNTANTS.........................................26

                                                            (LOGO) FIRSTAR FUNDS

                                                                   December 2000



DEAR SHAREHOLDER:

INVESTMENT REVIEW

Money Market Funds continued to provide strong inflation-adjusted returns. In an attempt to slow down economic growth and fend off inflation, the Federal Reserve increased the overnight lending rate from 5.50% at the beginning of the year to 6.50% during the first half of 2000. As a result, money market rates rose steadily through the early part of the year. The Federal Reserve maintained the overnight lending rate at 6.50% in subsequent months, and, as a result, money market rates have leveled off.

STRATEGY

Firstar Money Market Funds are managed with quality and safety of principal as primary goals. All securities purchased by the Funds must meet our internal high standards for minimal credit risk and must also meet the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all invesments to ensure quality standards are met.

--------------------------------------------------------------------------------
                    FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS
--------------------------------------------------------------------------------

PERIOD ENDED OCTOBER 31, 2000

                         -----------------------------
                                 INSTITUTIONAL
                                  MONEY MARKET
                                  FUND<F1><F2>
                          CURRENT            EFFECTIVE
                           6.29%               6.49%
                         -----------------------------

                         -----------------------------
                                  MONEY MARKET
                                    FUND<F1>
                          CURRENT            EFFECTIVE
                           5.91%               6.08%
                         -----------------------------

                         -----------------------------
                                   TAX-EXEMPT
                                  MONEY MARKET
                                      FUND
                          CURRENT            EFFECTIVE
                           3.59%               3.65%
                         -----------------------------

                         -----------------------------
                                U.S. GOVERNMENT
                                  MONEY MARKET
                                    FUND<F1>
                          CURRENT            EFFECTIVE
                           5.87%               6.05%
                         -----------------------------

                         -----------------------------
                                 U.S. TREASURY
                                  MONEY MARKET
                                    FUND<F2>
                          CURRENT            EFFECTIVE
                           5.53%               5.68%
                         -----------------------------

<F1> After fee waivers. Had fees not been waived, current and effective yields would have been 5.70% and 5.87% for the Money Market Fund, 6.11% and 6.31% for the Institutional Money Market Fund, 5.64% and 5.82% for the U.S. Government Money Market Fund. Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2> Institutional Shares.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                            (LOGO) FIRSTAR FUNDS

--------------------------------------------------------------------------------
                FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS<F1>
--------------------------------------------------------------------------------



                                                                                IBC'S
                                                                                MONEY
                                                                       FIRSTAR   FUND
                                                                        TAX-  AVERAGE/TM                  FIRSTAR  FIRSTAR
                                             IBC'S             IBC'S   EXEMPT     /ALL                      U.S.     U.S.    IBC'S
                            IBC'S            MONEY    FIRSTAR  MONEY    MONEY   TAX-FREE FIRSTAR  IBC'S   TREASURY TREASURY  MONEY
                FIRSTAR INSTITUTIONAL          FUND     TAX-    FUND    MARKET    TAX      U.S.   MONEY    MONEY    MONEY    FUND
           INSTITUTIONAL AVERAGE/TM FIRSTAR AVERAGE/TM EXEMPT AVERAGE/   TAX   EQUIVALENT GOV'T.  FUND     MARKET  MARKET AVERAGE/TM
                 MONEY      /ALL     MONEY    /ALL     MONEY   TM/ALL EQUIVALENT YIELD    MONEY AVERAGE/TM RETAIL  INSTI-    /U.S.
                 MARKET    TAXABLE   MARKET  TAXABLE   MARKET TAX-FREE YIELD<F2>  <F2>   MARKET  /GOV'T.     A    TUTIONAL  TREASURY
------------------------------------------------------------------------------------------------------------------------------------
2000
October           6.28%     6.14%    5.90%    5.99%    3.58%   3.68%    5.59%    5.75%    5.84%   5.80%    5.32%    5.47%    5.56%
------------------------------------------------------------------------------------------------------------------------------------
September         6.27%     6.15%    5.91%    6.00%    3.59%   3.65%    5.61%    5.70%    5.83%   5.80%    5.35%    5.50%    5.55%
------------------------------------------------------------------------------------------------------------------------------------
August            6.28%     6.14%    5.89%    5.99%    3.48%   3.52%    5.44%    5.50%    5.83%   5.77%    5.33%    5.48%    5.47%
------------------------------------------------------------------------------------------------------------------------------------
July              6.27%     6.11%    5.87%    5.96%    3.33%   3.43%    5.20%    5.36%    5.83%   5.71%    5.28%    5.44%    5.35%
------------------------------------------------------------------------------------------------------------------------------------
June              6.17%     6.03%    5.76%    5.87%    3.55%   3.62%    5.55%    5.66%    5.70%   5.65%    5.29%    5.44%    5.29%
------------------------------------------------------------------------------------------------------------------------------------
May               5.91%     5.77%    5.53%    5.62%    3.95%   4.04%    6.17%    6.31%    5.44%   5.40%    4.98%    5.13%    5.16%
------------------------------------------------------------------------------------------------------------------------------------
April             5.71%     5.62%    5.41%    5.46%    3.28%   3.37%    5.13%    5.31%    5.25%   5.28%    4.93%    5.07%    5.13%
------------------------------------------------------------------------------------------------------------------------------------
March             5.63%     5.48%    5.25%    5.32%    3.09%   3.11%    4.83%    4.86%    5.10%   5.14%    4.78%    4.93%    5.00%
------------------------------------------------------------------------------------------------------------------------------------
February          5.59%     5.37%    5.19%    5.22%    2.83%   2.93%    4.42%    4.55%    4.89%   5.01%    4.62%    4.77%    4.79%
------------------------------------------------------------------------------------------------------------------------------------
January           5.47%     5.24%    5.10%    5.11%    3.10%   2.86%    4.84%    4.41%    4.69%   4.76%    4.36%    4.56%    4.64%
------------------------------------------------------------------------------------------------------------------------------------
1999
December          5.50%     5.20%    5.19%    5.06%    3.09%   3.23%    4.83%    4.88%    4.75%   4.76%    4.31%    4.46%    4.57%
------------------------------------------------------------------------------------------------------------------------------------
November          5.31%     5.06%    4.92%    4.92%    2.82%   3.02%    4.41%    4.70%    4.56%   4.67%    4.34%    4.49%    4.39%
------------------------------------------------------------------------------------------------------------------------------------


We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

<F1> After fee waivers. Had fees not been waived, performance would be reduced.
     Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S.Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2> Assumes a 36% tax bracket.

LOOKING AHEAD - THE FORECAST

Looking ahead, we expect controlled economic growth. Next year, we anticipate the Federal Reserve will take a loosening stance and roll interest rates back slightly. As always, we will continue to manage the funds in a manner that provides for preservation of capital and liquidity while maintaining superior credit quality.

We appreciate your continued confidence in the Firstar Money Market Funds.

Brad Peters, CFA, CPA, CFP
Margaret Radske
Maclovio Vega
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)

(LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(Amounts in thousands, except per share data)
OCTOBER 31, 2000

                                                                                                       U.S.           U.S.
                                                     INSTITUTIONAL                   TAX-EXEMPT     GOVERNMENT      TREASURY
                                                         MONEY          MONEY          MONEY          MONEY          MONEY
                                                      MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND
                                                     -------------  -------------  -------------  -------------  -------------
ASSETS:
  Investments, at amortized cost                    $   3,011,857     $  172,852   $    184,315     $   61,094     $2,713,958
  Investments in repurchase agreements                          -              -              -              -      1,597,000
  Receivable for securities matured                             -              -              -              -              -
  Interest receivable                                       2,241            153          1,498             22         22,431
  Other                                                        46             14             11              8             66
                                                    -------------  -------------  -------------  -------------  -------------

     Total Assets                                       3,014,144        173,019        185,824         61,124      4,333,455
                                                    -------------  -------------  -------------  -------------  -------------

LIABILITIES:
  Dividends payable                                        15,005            899            541            283         18,771
  Payable to affiliates                                     1,062            157            126             76          3,250
  Payable for 12b-1 fees                                        -              -              -              -            287
  Accrued expenses and other liabilities                       57             86             26            304            206
                                                    -------------  -------------  -------------  -------------  -------------

     Total Liabilities                                     16,124          1,142            693            663         22,514
                                                    -------------  -------------  -------------  -------------  -------------

NET ASSETS                                             $2,998,020     $  171,877     $  185,131     $   60,461     $4,310,941
                                                    =============  =============  =============  =============  =============
SERIES A:
  Net assets                                                    -     $  171,877     $  185,131     $   60,461     $2,284,168
  Shares authorized                                             -      5,000,000      5,000,000      5,000,000  unlimited<F1>
  Shares issued and outstanding                                 -        171,877        185,131         60,461      2,284,168

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                             $        -     $     1.00     $     1.00     $     1.00     $     1.00
                                                    =============  =============  =============  =============  =============

SERIES INSTITUTIONAL:
  Net assets                                           $2,998,020              -              -              -     $2,026,773
  Shares authorized                                     5,000,000              -              -              -  unlimited<F1>
  Shares issued and outstanding                         2,998,020              -              -              -      2,026,773

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                             $     1.00      $       -     $        -     $        -      $    1.00
                                                    =============  =============  =============  =============  =============

<F1> No Par Value.


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 2000

                                                                                                       U.S.           U.S.
                                                     INSTITUTIONAL                   TAX-EXEMPT     GOVERNMENT      TREASURY
                                                         MONEY          MONEY          MONEY          MONEY          MONEY
                                                      MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND  MARKET FUND<F1>
                                                     -------------  -------------  -------------  -------------  -------------

INVESTMENT INCOME:
  Interest income                                        $150,524        $12,247         $6,794         $5,451       $195,844

EXPENSES:
  Investment advisory fees                                 11,567            986            843            468         16,407
  Administration fees                                       2,544            210            179            100          3,610
  Service organization fees                                     4            106              -              1          8,204
  12b-1 fees - Series A                                         -              -              -              -          2,111
  Custody fees                                                299             37             30             33            820
  Transfer agent fees and expenses                            176            284             37             37            681
  Fund accounting fees                                        109             49             41             44            221
  Professional fees                                            42             43             43             43             16
  Reports to shareholders                                      13            140             11             22            331
  Federal and state registration fees                          50             33             20             16            428
  Directors' fees and expenses                                  9              8              8              8              6
  Other                                                        37              9              3              7             41
                                                    -------------  -------------  -------------  -------------  -------------

  Total expenses before waiver                             14,850          1,905          1,215            779         32,876
     Less: Waiver of fees                                 (5,523)          (426)              -          (107)        (3,277)
                                                    -------------  -------------  -------------  -------------  -------------

     Net Expenses                                           9,327          1,479          1,215            672         29,599
                                                    -------------  -------------  -------------  -------------  -------------


NET INVESTMENT INCOME                                    $141,197        $10,768         $5,579         $4,779       $166,245
                                                    =============  =============  =============  =============  =============

<F1> For the period December 1, 1999 through October 31, 2000.


                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

                      This page left intentionally blank.

(LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                          INSTITUTIONAL                                                 TAX-EXEMPT
                                        MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND
                                  ----------------------------  ----------------------------  ----------------------------
                                       Year           Year           Year           Year           Year           Year
                                      ended          ended          ended          ended          ended          ended
                                  Oct. 31, 2000  Oct. 31, 1999  Oct. 31, 2000  Oct. 31, 1999 Oct. 31, 2000   Oct. 31, 1999
                                  -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS:
  Net investment income              $141,197       $104,359        $10,768        $12,640         $5,579         $3,476
                                 ------------   ------------   ------------   ------------   ------------   ------------
  Net increase in net assets
     resulting from operations        141,197        104,359         10,768         12,640          5,579          3,476
                                 ------------   ------------   ------------   ------------   ------------   ------------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                       5,645,519      7,441,516      1,509,160      1,076,363        279,958        257,973
  Shares issued to
     owners in reinvestment
     of dividends                       6,397          4,367          9,929         12,321          1,307          1,319
  Shares redeemed                 (5,010,147)    (6,713,602)    (1,630,693)    (1,094,291)      (249,323)      (228,554)
                                 ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)             641,769        732,281      (111,604)        (5,607)         31,942         30,738
                                 ------------   ------------   ------------   ------------   ------------   ------------

DIVIDENDS PAID FROM:
  Net investment income:
     Series A                               -              -       (10,768)       (12,640)        (5,579)        (3,476)
     Series Institutional           (141,197)      (104,359)              -              -              -              -
                                 ------------   ------------   ------------   ------------   ------------   ------------

                                    (141,197)      (104,359)       (10,768)       (12,640)        (5,579)        (3,476)
                                 ------------   ------------   ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                       641,769        732,281      (111,604)        (5,607)         31,942         30,738

NET ASSETS:
  Beginning of year                 2,356,251      1,623,970        283,481        289,088        153,189        122,451
                                 ------------   ------------   ------------   ------------   ------------   ------------

  End of year                      $2,998,020     $2,356,251       $171,877       $283,481       $185,131       $153,189
                                 ============   ============   ============   ============   ============   ============

<F1> For the period December 1, 1999 through October 31, 2000.





                                         U.S. GOVERNMENT                U.S. TREASURY
                                        MONEY MARKET FUND             MONEY MARKET FUND
                                  ----------------------------  ----------------------------
                                       Year           Year      Eleven months       Year
                                      ended          ended      ended Oct. 31,      ended
                                  Oct. 31, 2000  Oct. 31, 1999     2000<F1>    Nov. 30, 1999
                                  -------------- -------------- -------------- --------------
OPERATIONS:
  Net investment income                $4,779        $10,770       $166,245        $80,549
                                 ------------   ------------   ------------   ------------
  Net increase in net assets
     resulting from operations          4,779         10,770        166,245         80,549
                                 ------------   ------------   ------------   ------------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                         332,922        891,590     10,326,219      8,570,767
  Shares issued to
     owners in reinvestment
     of dividends                       1,074          1,870         53,582          7,206
  Shares redeemed                   (482,550)      (917,621)    (8,884,747)    (7,427,660)
                                 ------------   ------------   ------------   ------------
  Net increase (decrease)           (148,554)       (24,161)      1,495,054      1,150,314
                                 ------------   ------------   ------------   ------------

DIVIDENDS PAID FROM:
  Net investment income:
     Series A                         (4,779)       (10,770)       (71,037)       (24,520)
     Series Institutional                   -              -       (95,208)       (56,029)
                                 ------------   ------------   ------------   ------------
                                      (4,779)       (10,770)      (166,245)       (80,549)
                                 ------------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                     (148,554)       (24,161)    (1,495,054)    (1,150,314)

NET ASSETS:
  Beginning of year                   209,015        233,176      2,815,887      1,665,573
                                 ------------   ------------   ------------   ------------
  End of year                         $60,461       $209,015     $4,310,941     $2,815,887
                                 ============   ============   ============   ============

<F1> For the period December 1, 1999 through October 31, 2000.


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
RETAIL A SHARES
PER SHARE DATA


                                                                                         Supplemental Data and Ratios
                                                                                    -------------------------------------
                                                                                                             Ratio of Net
                                   Net Asset              Dividends from    Net     Net Assets,   Ratio of    Investment
                                     Value,        Net         Net     Asset Value,    End of   Net Expenses    Income
                                   Beginning   Investment   Investment    End of       Period    to Average   to Average     Total
                                   of Period     Income       Income      Period       (000s)    Net Assets   Net Assets    Return
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996          $1.00        $0.05     $(0.05)        $1.00    $224,036    0.60%<F1>       4.94%        5.06%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997           1.00         0.05      (0.05)         1.00     261,017    0.60%<F1>       4.98%        5.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998           1.00         0.05      (0.05)         1.00     289,088    0.60%<F1>       5.05%        5.16%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999           1.00         0.04      (0.04)         1.00     283,481    0.72%<F1>       4.44%        4.52%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000           1.00         0.06      (0.06)         1.00     171,877    0.75%<F1>       5.48%        5.65%
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996           1.00        0.035      (0.03)<F5>     1.00      79,328    0.60%<F2>       3.09%        3.13%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997           1.00        0.035      (0.03)<F5>      1.00     108,639    0.60%<F2>       3.06%        3.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998           1.00        0.035      (0.03)<F5>      1.00     122,451    0.60%<F2>       3.02%        3.04%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999           1.00        0.035      (0.03)<F5>      1.00     153,189    0.71%<F2>       2.51%        2.53%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000           1.00        0.035      (0.03)<F5>      1.00     185,131    0.72%           3.32%        3.35%
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996           1.00         0.05      (0.05)         1.00     198,334    0.60%<F3>       4.84%        4.96%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997           1.00         0.05      (0.05)         1.00     198,592    0.60%<F3>       4.83%        4.99%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998           1.00         0.05      (0.05)         1.00     233,176    0.60%<F3>       4.90%        4.97%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999           1.00         0.04      (0.04)         1.00     209,015    0.68%<F3>       4.30%        4.37%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000           1.00         0.05      (0.05)         1.00      60,461    0.72%<F3>       5.12%        5.46%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1996          1.00         0.05      (0.05)         1.00     829,259    0.70%<F4>       4.69%        4.80%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1997          1.00         0.05      (0.05)         1.00     469,400    0.73%<F4>       4.73%        4.85%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998          1.00         0.05      (0.05)         1.00     542,430    0.88%<F4>       4.58%        4.69%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999          1.00         0.04      (0.04)         1.00   1,049,641    0.92%<F4>       3.98%        4.02%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000<F6>     1.00         0.05      (0.05)         1.00   2,284,168        0.99%   4.98%<F7>    5.04%<F8>
                                                                                                 <F4><F7>
------------------------------------------------------------------------------------------------------------------------------------


<F1> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.97%, 0.85%, 0.86%, 0.84%, 0.81%, respectively.

<F2> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996 would have been 0.73%, 0.75%, 0.75%, 0.78%, respectively.

<F3> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.83%, 0.69%, 0.71%, 0.70%, 0.71%, respectively.

<F4> Without fees waived, ratios of net expenses to average net assets for the periods ended October 31, 2000 and November 30, 1999, 1998, 1997, 1996 would have been 1.09%, 1.08%, 1.08%, 0.93%, 0.90%, respectively.

<F5> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.

<F6> Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

<F7> Annualized.

<F8> Not annualized.

                     See notes to the financial statements.

(LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS
INSTITUTIONAL
PER SHARE DATA


                                                                                         Supplemental Data and Ratios
                                                                                    -------------------------------------
                                                                                                             Ratio of Net
                                   Net Asset              Dividends from    Net     Net Assets,   Ratio of    Investment
                                     Value,        Net         Net     Asset Value,    End of   Net Expenses    Income
                                   Beginning   Investment   Investment    End of       Period    to Average   to Average     Total
                                   of Period     Income       Income      Period       (000s)    Net Assets   Net Assets    Return
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996          $1.00        $0.05     $(0.05)        $1.00  $  750,051    0.35%<F1>       5.19%        5.32%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997           1.00         0.05      (0.05)         1.00   1,201,341    0.35%<F1>       5.23%        5.38%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998           1.00         0.05      (0.05)         1.00   1,623,970    0.35%<F1>       5.30%        5.41%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999           1.00         0.05      (0.05)         1.00   2,356,251    0.38%<F1>       4.76%        4.85%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 2000           1.00         0.06      (0.06)         1.00   2,998,020    0.39%<F1>       5.92%        6.05%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Period Ended November 30, 1997<F6>    1.00         0.03      (0.03)         1.00     659,296        0.72%   4.87%<F4>      3.37%<F5>
                                                                                                 <F2><F4>
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1998          1.00         0.05      (0.05)         1.00   1,123,144    0.73%<F2>       4.73%        4.84%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended November 30, 1999          1.00         0.04      (0.04)         1.00   1,766,246    0.77%<F2>       4.13%        4.18%
------------------------------------------------------------------------------------------------------------------------------------
Period Ended October 31, 2000<F3>     1.00         0.05      (0.05)         1.00   2,026,773        0.84%   5.13%<F4>      5.20%<F5>
                                                                                                 <F2><F4>
------------------------------------------------------------------------------------------------------------------------------------


<F1> Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.62%, 0.62%, 0.64%, 0.66%, 0.64%, respectively.

<F2> Without fees waived, ratios of net expenses to average net assets for the periods ended October 31, 2000 and November 30, 1999, 1998, 1997 would have been 0.94%, 0.93%, 0.93%, 0.92%, respectively.

<F3> Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

<F4> Annualized.

<F5> Not annualized.

<F6> Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    COMMERCIAL PAPER  90.5%
                    ASSET BACKED  23.0%
                    Ciesco L.P.:
        $50,000       6.49%, 11/06/00                              $   49,955
         32,518       6.55%, 1/12/01                                   32,092
         50,000       6.50%, 1/23/01                                   49,251
                    Corporate Asset Funding Co., Inc.:
         50,000       6.48%, 11/03/00                                  49,982
         35,000       6.48%, 11/29/00                                  34,824
         50,000       6.47%, 12/06/00                                  49,685
                    CXC, Inc.:
         29,900       6.51%, 11/03/00                                  29,889
         50,000       6.55%, 1/05/01                                   49,409
         60,000       6.53%, 1/16/01                                   59,173
                    Edison Asset Securitization, L.L.C.,
         50,000       6.53%, 11/09/00                                  49,927
                    FCAR Owners Trust:
         50,000       6.48%, 11/21/00                                  49,820
         25,000       6.46%, 12/27/00                                  24,749
                    New Center Asset Trust,
         50,000       6.50%, 11/21/00                                  49,820
                    Sheffield Receivables Corp.:
         50,000       6.51%, 11/02/00                                  49,991
         62,150       6.51%, 11/27/00                                  61,858
                                                                 ------------
                                                                      690,425
                                                                 ------------

                    AUTO & TRUCKS  7.1%
                    DaimlerChrysler Holding Company,
         60,000       6.48%, 11/27/00                                  59,719
                    Ford Credit Europe PLC:
         50,000       6.47%, 12/11/00                                  49,641
         20,000       6.45%, 12/27/00                                  19,799
                    General Motors Acceptance Corporation:
         50,000       6.52%, 1/11/01                                   49,357
         35,000       6.52%, 1/31/01                                   34,423
                                                                 ------------
                                                                      212,939
                                                                 ------------

                    BANKING - FOREIGN  7.6%
                    Deutsche Bank Financial, Inc.:
         50,000       6.53%, 1/19/01                                   49,284
         50,000       6.47%, 2/14/01                                   49,057
                    Dresdner US Finance, Inc.:
         50,000       6.48%, 11/07/00                                  49,946
         80,000       6.54%, 1/03/01                                   79,084
                                                                 ------------
                                                                      227,371
                                                                 ------------

Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    COMMUNICATIONS & MEDIA  13.2%
                    AT&T Corporation:
        $50,000       6.48%, 12/01/00                              $   49,730
         48,915       6.48%, 12/12/00                                  48,554
         50,000       6.54%, 1/04/01                                   49,419
                    Bellsouth Capital Funding:
          5,000       6.45%, 12/12/00                                   4,963
         40,000       6.48%, 11/01/00                                  40,000
                    British Telecommunications PLC,
         50,000       6.51%, 12/07/00                                  49,675
                    Motorola, Inc.:
         56,635       6.47%, 12/19/00                                  56,146
         50,000       6.43%, 3/15/01                                   48,803
                    SBC Communications, Inc.,
         50,000       6.47%, 11/20/00                                  49,829
                                                                 ------------
                                                                      397,119
                                                                 ------------

                    FINANCE - MISCELLANEOUS  15.1%
                    ABB Treasury Center, Inc.,
         50,000       6.47%, 12/20/00                                  49,560
                    American Express Credit Company:
         50,000       6.46%, 12/11/00                                  49,641
         50,000       6.46%, 12/19/00                                  49,569
                    CIT Group Holding, Inc.:
         50,000       6.52%, 1/08/01                                   49,384
         50,000       6.53%, 1/25/01                                   49,229
                    General Electric Capital Corporation:
         35,000       6.52%, 1/17/01                                   34,512
         50,000       6.47%, 2/12/01                                   49,074
                    Household Finance Corporation,
         50,000       6.54%, 1/18/01                                   49,292
                    National Rural Utilities CFC:
         31,140       6.49%, 11/06/00                                  31,112
         40,000       6.71%, 7/20/01                                   40,000
                                                                 ------------
                                                                      451,373
                                                                 ------------

                    FINANCE - SERVICES  10.3%
                    Associates Corporation:
         50,000       6.63%, 11/01/00                                  50,000
         50,000       6.51%, 1/17/01                                   49,304
                    Goldman Sachs Group, L.P.,
         50,000       6.52%, 1/02/01                                   49,439
                    Hartford Financial Services, Inc.,
         31,159       6.52%, 11/10/00                                  31,108
                    Merrill Lynch & Company, Inc.:
         50,000       6.51%, 1/10/01                                   49,367
         50,000       6.55%, 1/11/01                                   49,354
         30,000       6.51%, 1/12/01                                   29,609
                                                                 ------------
                                                                      308,181
                                                                 ------------

                      See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    INSURANCE 3.1%
                    Metlife Funding Corporation,
        $42,721       6.48%, 11/15/00                              $   42,613
                    Prudential Funding Corporation,
         50,000       6.55%, 1/02/01                                   49,436
                                                                 ------------
                                                                       92,049
                                                                 ------------

                    METALS & MINING  1.7%
                    Alcoa, Inc.,
         50,000       6.60%, 11/01/00                                  50,000
                                                                 ------------

                    MISCELLANEOUS  2.0%
                    International Lease Financial Corporation,
         60,000       6.48%, 11/03/00                                  59,978
                                                                 ------------

                    PRINTING AND PUBLISHING  5.0%
                    Gannett, Inc.:
         50,000       6.50%, 11/08/00                                  49,937
         40,700       6.50%, 11/14/00                                  40,605
         35,000       6.48%, 11/17/00                                  34,899
                    McGraw-Hill Cos., Inc.,
         23,000       6.47%, 11/28/00                                  22,888
                                                                 ------------
                                                                      148,329
                                                                 ------------

                    OIL & GAS - SERVICES  0.8%
                    Pacific Gas & Electric Co.,
         25,500       6.51%, 1/30/01                                   25,085
                                                                 ------------

                    SOVEREIGN  1.6%
                    Quebec (Province of) Canada,
         50,000       6.51%, 12/14/00                                  49,611
                                                                 ------------

                    Total Commercial Paper                          2,712,460
                                                                 ------------

                    FUNDING AGREEMENTS  2.8%
                    Travelers Insurance Company:
         40,000       6.86%, 2/19/01<F1>                               40,000
         43,000       6.87%, 6/29/01<F1>                               43,000
                                                                 ------------

                    Total Funding Agreements                           83,000
                                                                 ------------

                    VARIABLE RATE DEMAND NOTES  0.9%
         28,000     Alliant Energy Corporation                         28,000
                                                                 ------------

                    Total Variable Rate Demand Notes                   28,000
                                                                 ------------



Number of Shares                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    INVESTMENT COMPANIES  6.3%
         97,031     Financial Square Premium Money Market Fund     $   97,031
         91,366     Short-Term Investments Co.
                      Liquid Assets Portfolio                          91,366
                                                                 ------------

                    Total Investment Companies                        188,397
                                                                 ------------

                    Total Investments 100.5%                        3,011,857
                                                                 ------------

                    Liabilities, less Other Assets (0.5)%            (13,837)
                                                                 ------------

                    NET ASSETS 100.0%                              $2,998,020
                                                                 ============

<F1> Illiquid security

                          See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    COMMERCIAL PAPER 86.1%
                    ASSET BACKED SECURITY 12.1%
                    CXC, Inc.,
         $6,000       6.48%, 11/27/00                                $  5,972
                    Edison Asset Securitization, L.L.C.:
          5,000       6.50%, 11/13/00                                   4,989
          5,000       6.52%, 1/08/01                                    4,939
                    New Center Asset Trust,
          5,000       6.50%, 11/21/00                                   4,982
                                                                 ------------
                                                                       20,882
                                                                 ------------

                    AUTOS & TRUCKS 5.8%
                    Ford Motor Credit Company,
          5,000       6.49%, 11/17/00                                   4,986
                    General Motors Acceptance Corporation,
          5,000       6.47%, 11/21/00                                   4,982
                                                                 ------------
                                                                        9,968
                                                                 ------------

                    BANKING - FOREIGN 5.2%
                    Deutsche Bank Finance, Inc.,
          5,000       6.46%, 12/28/00                                   4,949
                    Dresdner US Finance, Inc.,
          4,000       6.48%, 11/07/00                                   3,996
                                                                 ------------
                                                                        8,945
                                                                 ------------

                    COMMUNICATIONS 15.6%
                    AT&T Corp.:
          4,000       6.48%, 12/13/00                                   3,970
          5,000       6.54%, 1/04/01                                    4,942
                    British Telecommunications PLC:
          4,000       6.53%, 11/09/00                                   3,994
          5,000       6.51%, 12/07/00                                   4,968
                    Motorola, Inc.:
          5,000       6.49%, 12/15/00                                   4,960
          4,000       6.52%, 11/08/00                                   3,995
                                                                 ------------
                                                                       26,829
                                                                 ------------

                    FINANCE - MISCELLANEOUS 10.1%
                    ABB Treasury Center, Inc.,
          5,000       6.49%, 11/02/00                                   4,999
                    National Rural Utilities CFC,
          3,500       6.49%, 11/15/00                                   3,491
                    Sheffield Receivables Corp.:
          5,000       6.51%, 11/03/00                                   4,998
          4,000       6.55%, 1/23/01                                    3,940
                                                                 ------------
                                                                       17,428
                                                                 ------------


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    FINANCE - SERVICES 8.4%
                    American Express,
         $4,500       6.46%, 12/19/00                                $  4,461
                    Associates Corporation,
          5,000       6.50%, 1/19/01                                    4,929
                    Goldman Sachs Group, L.P.,
          5,000       6.50%, 11/16/00                                   4,986
                                                                 ------------
                                                                       14,376
                                                                 ------------

                    INSURANCE 5.2%
                    American Family Financial Services, Inc.,
          5,000       6.52%, 1/16/01                                    4,931
                    Prudential Funding Corporation:
          4,000       6.51%, 11/01/00                                   4,000
                                                                 ------------
                                                                        8,931
                                                                 ------------

                    MISCELLANEOUS 7.5%
                    Bestfoods, Inc.,
          4,000       6.49%, 11/09/00                                   3,994
                    Colgate-Palmolive Co.,
          5,000       6.47%, 11/17/00                                   4,986
                    International Lease Financial Corporation,
          4,000       6.50%, 1/10/01                                    3,949
                                                                 ------------
                                                                       12,929
                                                                 ------------

                    OIL & GAS - SERVICES 5.2%
                    Pacific Gas & Electric Co.:
          5,000       6.51%, 1/12/01                                    4,935
          4,000       6.51%, 1/17/01                                    3,944
                                                                 ------------
                                                                        8,879
                                                                 ------------

                    PRINTING & PUBLISHING 8.1%
                    Gannett, Inc.,
          5,000       6.50%, 11/08/00                                   4,994
                    Reed Elsevier, Inc.:
          4,000       6.49%, 11/20/00                                   3,986
          5,000       6.48%, 12/04/00                                   4,970
                                                                 ------------
                                                                       13,950
                                                                 ------------

                    SOVEREIGN 2.9%
                    Quebec (Province of) Canada,
          5,000       6.51%, 12/14/00                                   4,961
                                                                 ------------

                    Total Commercial Paper                            148,078
                                                                 ------------

                          See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    FUNDING AGREEMENTS 4.1%
                    Travelers Insurance Corporation,
         $7,000       6.87%, 6/29/01<F1>                             $  7,000
                                                                 ------------

                    Total Funding Agreements                            7,000
                                                                 ------------

                    VARIABLE RATE DEMAND NOTES 4.1%
          7,000     Alliant Energy Corporation                          7,000
                                                                 ------------

                    Total Variable Rate Demand Notes                    7,000
                                                                 ------------

    Number
   of Shares
(in thousands)
--------------

                    INVESTMENT COMPANIES 6.3%
          2,827     Financial Square Prime Obligation Fund              2,827
          7,947     Short-Term Investments Co.
                      Liquid Assets Portfolio                           7,947
                                                                 ------------

                    Total Investment Companies                         10,774
                                                                 ------------

                    Total Investments 100.6%                          172,852
                                                                 ------------

                    Liabilities, less Other Assets (0.6)%               (975)
                                                                 ------------
                    NET ASSETS 100.0%                                $171,877
                                                                 ============




<F1>  Illiquid security


                            See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    ALASKA  1.3%
                    Valdez, Alaska, Marine Term Revenue,
         $2,500       4.39%, 5/01/31<F1><F2>                         $  2,500
                                                                 ------------

                    ARIZONA  2.8%
                    Central Arizona, Water Conservation District,
          5,175       7.13%, 11/01/11, Prerefunded 11/01/00             5,279
                                                                 ------------

                    COLORADO  0.5%
                    Jefferson County, Colorado, General Obligation
          1,000       School District, 5.00%, 6/27/01<F1><F2>           1,004
                                                                 ------------

                    FLORIDA  4.6%
                    Florida Housing Finance Agency -
          3,000       Carlton Multifamily, 4.19%, 12/01/08<F1><F2>      3,000
                    Putnam County, Florida Development Authority -
          5,485       Seminole Electric, 4.14%, 3/15/14<F1><F2>         5,485
                                                                 ------------
                                                                        8,485
                                                                 ------------

                    GEORGIA  1.4%
                    Richmond County, Georgia
          2,575       4.50%, 3/01/01                                    2,578
                                                                 ------------

                    ILLINOIS  28.9%
                    Berwyn, Illinois, Revenue,
                      MacNeal Memorial Hospital
                      Association, 7.00%,
          2,000       6/01/15, Prerefunded, 6/01/01                     2,069
                    Cook County, Illinois,
          3,700       4.39%, 5/01/20<F1><F2>                            3,700
                    Hoffman Estates, Illinois, Economic Development,
          3,910       7.63%, 11/15/09, Prerefunded 11/15/00             3,993
                    Illinois Development Finance Authority,
          3,200       Lake Forest Academy, 4.39%, 12/01/24<F1><F2>      3,200
                    Illinois Development Finance Authority,
          9,000       Presbyterian Home Lake-A,
                      4.39%, 9/01/31<F1><F2>                            9,000
                    Illinois Development Finance Authority,
          4,800       Rest Haven, 4.39%, 1/01/27<F1><F2>                4,800
                    Illinois Development Finance Authority,
          3,215       St. Paul's House, 4.39%, 2/01/25<F1><F2>          3,215
                    Illinois Development Finance Authority,
          6,000       St. Ignatius College Prep,
                      4.39%, 6/01/24<F1><F2>                            6,000
                    Illinois Education Facilities Authority,
          2,000       Chicago Zoological Society,
                      4.39%, 12/15/25<F1><F2>                           2,000
                    Illinois Health Facilities Authority,
          3,500       Recreational Facilities,
                      4.29%, 12/01/25<F1><F2>                           3,500
                    Illinois Health Facilities Authority,
                      Southern Illinois Healthcare Enterprises,
          2,500       4.49%, 3/01/21<F1><F2>                            2,500
                    Oakbrook Terrace, Illinois,
                      Industrial Development,
          4,100       4.34%, 12/01/25<F1><F2>                           4,100


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    ILLINOIS 28.9% (CONT'D.)
                    Orland Hills, Illinois, Multifamily,
         $2,470       4.39%, 12/01/04<F1><F2>                        $  2,470
                    South Barrington, Illinois, Cook County,
          3,000       General Obligation, 4.34%, 12/01/27<F1><F2>       3,000
                                                                 ------------
                                                                       53,547
                                                                 ------------

                    INDIANA  11.0%
                    Indiana Health Facilities Finance Authority,
                      Henry County Memorial Hospital,
          5,700       4.34%, 4/01/13<F1><F2>                            5,700
                    Indiana Health Facilities Finance Authority,
          2,100       4.34%, 1/12/20<F1><F2>                            2,100
                    Indiana Hospital Equipment Finance Authority,
          6,100       Nursing Home Improvements,
                      4.34%, 12/01/15<F1><F2>                           6,100
                    Indiana Tate Development Finance Authority,
          3,895       Greater Indianapolis Association,
                      4.44%, 10/01/17<F1><F2>                           3,895
                    Indianapolis, Indiana, Economic
          2,600       Development Revenue, 4.34%, 4/01/05<F1><F2>       2,600
                                                                 ------------
                                                                       20,395
                                                                 ------------

                    KENTUCKY 5.1%
                    Mason County, Kentucky, Pollution Control,
          6,400       4.44%, 10/15/14<F1><F2>                           6,400
                    Mason County, Kentucky, Pollution Control,
          1,900       Series 1984B, 4.44%, 10/15/14<F1><F2>             1,900
                    Nashville & Davidson County, Tennessee,
          1,225       General Obligation, 5.50%, 5/15/01<F1><F2>        1,230
                                                                 ------------
                                                                        9,530
                                                                 ------------

                    MASSACHUSETTS  3.9%
                    Massachusetts State,
          2,000       7.10%, 3/01/01<F1><F2>                            2,018
                    Massachusetts State Health &
                      Educational Facilities,
                      Fallon Healthcare, 6.75%, 6/01/20,
          5,000       Prerefunded 6/01/01                               5,166
                                                                 ------------
                                                                        7,184
                                                                 ------------

                    MINNESOTA  2.6%
                    Minnesota State Higher Educational Authority,
          4,745       Bethal College, 4.39%, 4/01/28<F1><F2>            4,745
                                                                 ------------

                    MISSOURI  0.7%
                    St. Louis, Missouri, Redevelopment Authority,
          1,255       7.75%, 7/01/21, Prerefunded, 12/11/00             1,285
                                                                 ------------

                        See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    NEBRASKA  1.6%
                    Omaha,Nebraska Auditorium
                      Facilities Corporation,
        $ 3,000       Revenue Bonds, 4.45%, 8/15/01<F1><F2>          $  3,002
                                                                 ------------

                    NEVADA  0.8%
                    Nevada State,
          1,500       6.00%, 5/01/09, Prerefunded, 5/01/01              1,527
                                                                 ------------

                    NEW YORK  1.7%
                    Cattaraugus County, New York,
                      St. Bonaventure University,
          3,000       8.30%, 12/01/10, Prerefunded 12/01/00             3,070
                                                                 ------------

                    NORTH CAROLINA  2.5%
                    North Carolina Educational Facilities,
          4,550       Var-Bowman Grey School,
                      4.38%, 9/01/20<F1><F2>                            4,550
                                                                 ------------

                    OHIO  4.8%
                    Columbus, Ohio,
          1,500       General Obligation, 4.19%, 12/01/17<F1><F2>       1,500
                    Cuyahoga County, Ohio, Cleveland Clinic
          4,400       Hospital Revenue, 4.39%, 1/01/24<F1><F2>          4,400
                    Ohio State University General Receipts,
          3,000       Revenue Bonds, 4.34%, 12/01/14<F1><F2>            3,000
                                                                 ------------
                                                                        8,900
                                                                 ------------

                    PENNSYLVANIA  0.6%
                    Delaware County, Pennsylvania,
                      Haverford College, 7.38%, 11/15/20,
          1,000       Prerefunded 11/15/00                              1,021
                                                                 ------------

                    RHODE ISLAND  1.1%
                    Convention Center Authority, Rhode Island,
          2,000       6.70%, 5/15/20<F1><F2>                            2,060
                                                                 ------------

                    TEXAS  6.2%
                    Bexar County, Texas, Multifamily,
          1,450       4.49%, 6/01/05<F1><F2>                            1,450
                    Carrollton, Texas, School District,
          1,000       6.60%, 2/15/02, Prerefunded, 2/15/01              1,006
                    Harris County, Texas, Health Facilities,
          5,000       Hospital Revenue, 4.60%, 12/01/25<F1><F2>         5,000
                    North Central Texas Health Facilities Development,
          2,000       6.85%, 5/15/16<F1><F2>                            2,062
                    Texas Higher Education Authority,
          1,880       4.39%, 12/01/25<F1><F2>                           1,880
                                                                 ------------
                                                                       11,398
                                                                 ------------


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------
                    VIRGINIA  0.7%
                    Martinsville, Virginia, Industrial Development
         $1,250       Authority, 7.00%, 1/01/06,
                      Prerefunded, 1/01/01                           $  1,255

                    WASHINGTON  4.7%
                    Chelan County, Washington, Public Utility
          4,800       Revenue, 4.39%, 6/01/15<F1><F2>                   4,800
                    Washington State Housing Finance - Community
          3,830       Multifamily Mortgage, 4.39%, 10/01/20<F1><F2>     3,830
                                                                 ------------
                                                                        8,630
                                                                 ------------

                    WISCONSIN  6.0%
                    Northwestern Mutual Life, Tax-Exempt
             91       Mortgage Certificates, 5.00%, 2/15/09<F1><F2>        91
                    Wisconsin State Health & Educational Facilities -
          5,000       Marshfield Clinic, 4.34%, 6/01/10<F1><F2>         5,000
                    Wisconsin State Health & Educational Facilities -
          1,900       Blood Center, 4.41%, 6/01/19<F1><F2>              1,900
                    Wisconsin State Health & Educational Facilities -
          2,005       Sinai Samaritan, 4.44%, 9/01/19<F1><F2>           2,005
                    Wisconsin State Health & Educational Facilities -
                      St. Luke's Medical Center, 7.10%, 8/15/11,
          2,000       Prerefunded, 8/15/01                              2,080
                                                                 ------------
                                                                       11,076
                                                                 ------------

                    Total Municipal Bonds                            $173,021
                                                                 ------------
    Number
   of Shares
(in thousands)
--------------

                    INVESTMENT COMPANIES  6.1%
          4,294     Financial Square Tax-Exempt Money Market Fund       4,294
          7,000     Tax Free Cash Reserves                              7,000
                                                                 ------------

                    Total Investment Companies                         11,294
                                                                 ------------

                    Total Investments 99.6%                           184,315
                                                                 ------------

                    Other Assets, less Liabilities 0.4%                   816
                                                                 ------------

                    NET ASSETS 100.0%                                $185,131
                                                                =============



<F1> Variable rate security
<F2> Stated maturity with option to put

                      See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    U.S. GOVERNMENT AGENCIES  93.8%
                    FEDERAL FARM CREDIT BANK  22.9%
                    Federal Farm Credit Bank Discount Notes:
         $2,055       6.39%, 11/06/00                                $  2,053
          4,250       6.35%, 11/14/00                                   4,240
          4,600       6.32%, 12/04/00                                   4,574
          3,000       6.34%, 12/12/00                                   2,978
                                                                 ------------
                                                                       13,845
                                                                 ------------

                    FEDERAL HOME LOAN MORTGAGE CORPORATION  27.4%
                    Federal Home Loan Mortgage Corporation
                      Discount Notes:
          3,000       6.38%, 11/22/00                                   2,989
          3,500       6.40%, 11/28/00                                   3,483
          2,000       6.37%, 12/28/00                                   1,980
          2,750       6.38%, 1/17/01                                    2,712
          2,500       6.44%, 1/18/01                                    2,465
          3,000       6.42%, 1/24/01                                    2,955
                                                                 ------------
                                                                       16,584
                                                                 ------------

                    FEDERAL NATIONAL MORTGAGE ASSN.  27.8%
                    Federal National Mortgage Assn.
                      Discount Notes:
          4,000       6.37%, 12/21/00                                   3,965
          7,500       6.44%, 1/04/01                                    7,414
          2,500       6.43%, 1/11/01                                    2,468
          3,000       6.43%, 1/25/01                                    2,955
                                                                 ------------
                                                                       16,802
                                                                 ------------

                    OTHER  15.7%
                    Tennessee Valley Authority Discount Notes:
          3,000       6.38%, 11/02/00                                   2,999
          2,000       6.36%, 11/13/00                                   1,996
          4,500       6.35%, 11/27/00                                   4,479
                                                                 ------------
                                                                        9,474
                                                                 ------------

                    Total U.S. Government Agencies                     56,706
                                                                 ------------


Number of Shares                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    INVESTMENT COMPANIES 7.3%
          1,694     Financial Square Government Obligation Fund       $ 1,694
          2,694     Short-Term Investments Co. Treasury Portfolio       2,694
                                                                 ------------

                    Total Investment Companies                          4,388
                                                                 ------------

                    Total Investments 101.1%                           61,094
                                                                 ------------

                    Liabilities, less Other Assets (1.1)%               (633)
                                                                 ------------

                    NET ASSETS 100.0%                                 $60,461
                                                                 ============

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2000


Principal Amount                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    U.S. TREASURIES  53.1%
                    U.S. TREASURY BILLS  29.3%
     $   25,000       6.35%, 12/21/00                              $   24,780
        250,000       6.20%, 12/28/00                                 247,546
         10,000       6.13%, 1/04/01                                    9,891
        100,000       6.17%, 1/25/01                                   98,543
        250,000       6.17%, 2/01/01                                  246,058
        100,000       6.11%, 2/08/01                                   98,320
        100,000       6.08%, 2/22/01                                   98,093
        150,000       5.99%, 3/08/01                                  146,830
        150,000       6.02%, 3/22/01                                  146,465
        150,000       5.96%, 4/05/01                                  146,154
                                                                 ------------
                                                                    1,262,680
                                                                 ------------

                    U.S. TREASURY BONDS  4.6%
        200,000       5.75%, 11/15/00                                 199,965
                                                                 ------------

                    U.S. TREASURY NOTES  19.2%
        100,000       8.50%, 11/15/00                                 100,079
        125,000       5.50%, 12/31/00                                 124,792
        100,000       4.50%, 1/31/01                                   99,538
        150,000       7.75%, 2/15/01                                  150,592
        150,000       6.25%, 4/30/01                                  149,890
         50,000       5.63%, 5/15/01                                   49,794
        150,000       6.50%, 5/31/01                                  150,115
                                                                 ------------
                                                                      824,800
                                                                 ------------

                    Total U.S. Treasuries                           2,287,445
                                                                 ------------

                    REPURCHASE AGREEMENTS  37.0%
                    Lehman Brothers, Inc., 6.30%, dated 10/31/00,
                      due 11/01/00, repurchase price $30,005
         30,000       (Collateralized by U.S.
                      Government Securities)                           30,000
                    Merrill Lynch, Pierce, Fenner and Smith, Inc.,
                      6.50%, dated 10/31/00, due 11/01/00,
                      repurchase price $500,090
        500,000       (Collateralized by U.S.
                      Government Securities)                          500,000
                    Warburg Dillon Read, LLC, 6.57%, dated
                      10/31/00, due 11/01/00,
                      repurchase price $1,067,195
      1,067,000       (Collateralized by U.S.
                      Government Securities)                        1,067,000
                                                                 ------------

                    Total Repurchase Agreements                     1,597,000
                                                                 ------------


Number of Shares                                                 Amortized Cost
(in thousands)                                                   (in thousands)
---------------                                                  --------------

                    INVESTMENT COMPANIES 9.9%
                    Financial Square
        211,432       Treasury Obligation Portfolio                $  211,432
                    Short-Term Investments Co.
        215,081       Treasury Portfolio                              215,081
                                                                 ------------

                    Total Investment Companies                        426,513
                                                                 ------------

                    Total Investments 100.0%                        4,310,958
                                                                 ------------

                    Liabilities, less Other Assets 0.0%                  (17)
                                                                 ------------

                    TOTAL NET ASSETS 100.0%                        $4,310,941
                                                                 ============

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS


1.   ORGANIZATION
     Firstar Funds, Inc. (the "Company"), was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market, Money Market, Tax-Exempt Money Market and U.S. Government Money Market Funds (the "Funds"), are separate, diversified investment portfolios of the Company. The Institutional Money Market, Money Market, Tax-Exempt Money Market and U.S. Government Money Market Funds commenced operations on March 16, 1988, April 26, 1991, June 27, 1988 and
August 1, 1988, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Investment companies are valued at net asset value which approximates market value.

b) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the expected life of the respective securities. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS
     The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 2000, FIRMCO voluntarily waived $4,653, $426 and $107 of its advisory fees, in thousands, for the Institutional Money Market, Money Market and U.S. Government Money Market Funds, respectively.

     Firstar Bank Milwaukee, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Funds. Both companies are affiliates of FIRMCO.

     The Company has entered into an Administration Agreement with Firstar Mutual Fund Services, LLC (the "Administrator"), for certain administrative services. Pursuant to the Administration Agreement with the Company, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 2000, $870 of administration fees, in thousands, were voluntarily waived for the Institutional Money Market Fund.

                                                            (LOGO) FIRSTAR FUNDS

The Company has entered into a Distribution Agreement with Quasar Distributors, LLC (the "Distributor"), as its agent for the sale and distribution of shares of the Funds. Quasar is an affiliate of FIRMCO. Pursuant to the Distribution Agreement, the Distributor is entitled to receive a fee, computed daily and payable monthly at the annual rate of .01% (one basis point) of the Fund's average daily net assets.

     The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and incurred expenses of $106, $4 and $1, in thousands, for the Money Market Fund, the Institutional Money Market Fund and the U.S. Government Money Market Fund, respectively, for the year ended October 31, 2000. No expenses were incurred for the Tax-Exempt Money Market Fund for the year ended October 31, 2000.

     Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

4.   SUBSEQUENT EVENTS

       At meetings held on June 16, 2000 and July 13, 2000, the Board of Directors of Firstar Funds, Inc. ("Firstar Funds") approved (i) an Agreement and Plan of Reorganization providing for the acquisition of Mercantile Mutual Funds, Inc. ("Mercantile Funds") by Firstar Funds,
     (ii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Stellar Funds ("Stellar Funds") by Firstar Funds, and (iii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Select Funds ("Select Funds") by Firstar Funds. The Board of Directors and shareholders of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio) and Select Funds and the Board of Trustees and shareholders of Stellar Funds each ratified their applicable agreements.

       On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds, Stellar Funds and Select Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio), Stellar Funds and Select Funds merged into shell portfolios of Firstar Funds. Below is a table (in thousands) that illustrates the specifics of the mergers related to the funds in these financial statements.

                                                     SHARES
                                     VALUE OF      ISSUED TO                   UNREALIZED
                        FUND        NET ASSETS    SHAREHOLDERS    EFFECTIVE  GAIN/(LOSS) OF
                       MERGED     TRANSFERRED BY    OF FUND        DATE OF   MERGING FUND AT  TAX STATUS
MERGING FUND NAME       INTO       MERGING FUND   MERGED INTO      MERGER    TIME OF MERGER   OF TRANSFER    NEW FIRSTAR FUNDS NAME
------------------------------------------------------------------------------------------------------------------------------------
Mercantile          Firstar Money    $286,935                     11/27/2000       $ -         Non-           Firstar Money Market
Money Market        Market <F1>                                                                taxable
------------------------------------------------------------------------------------------------------------------------------------
                    Retail A                        286,936
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Tax-     Firstar Tax-      110,323                     11/27/2000         -         Non-           Firstar Tax-Exempt
Exempt Money        Exempt Money                                                               taxable        Money Market
Market              Market<F1>
------------------------------------------------------------------------------------------------------------------------------------
                    Retail A                            166
------------------------------------------------------------------------------------------------------------------------------------
                    Series                          110,168
                    Institutional
------------------------------------------------------------------------------------------------------------------------------------
Firstar Stellar     Firstar Tax-      227,545                     11/27/2000                   Non-           Firstar Tax-Exempt
Tax-Free Money      Exempt Money                                                               taxable        Money Market
Market              Market<F1>
------------------------------------------------------------------------------------------------------------------------------------
                    Retail A                        227,560
------------------------------------------------------------------------------------------------------------------------------------

<F1> Accounting survivor; performance history carries over.


                                                            (LOGO) FIRSTAR FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FIRSTAR FUNDS, INC:


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund and U.S. Government Money Market Fund, (four of the portfolios comprising Firstar Funds, Inc., hereafter referred to as the "Funds"), at October 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, all in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 29, 2000

                                                            (LOGO) FIRSTAR FUNDS

U.S. TREASURY MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS

1.   ORGANIZATION
     Firstar Stellar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. (See Subsequent Events Footnote) The financial statements of the U.S. Treasury Money Market Fund (the "Fund") are presented herein along with the Fund's investment objective:

             PORTFOLIO NAME                       INVESTMENT OBJECTIVE
         ---------------------            -----------------------------------
             U.S. Treasury                 Stability of principal and current
            Money Market Fund               income consistent with stability
     (Formerly known as Treasury Fund)                of principal.

     The U.S. Treasury Money Market Fund offers two classes of shares, (Series A and Series Institutional - formerly know as C and Y shares, respectively).

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuations - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes which approximates market value. Investments in open-end regulated investment companies are valued at net asset value which approximates market value.

b) Repurchase Agreements - It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards approved or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

c) Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). Distributions to shareholders are recorded on the ex-dividend date.

d) Federal Taxes - It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and net realized gains, if any. Accordingly, no provisions for federal taxes are necessary.

     The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) When-Issued and Delayed Delivery Transactions - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimates.

g) Other - Investment transactions are accounted for on the trade date. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets.

3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
a) General - Certain officers of Firstar Investment Research & Management Company, LLC (FIRMCO) and Firstar Mutual Fund Services, LLC ("Firstar") serve as officers of the Trust. FIRMCO and Firstar are related by virtue of each being a subsidiary of Firstar Corporation.

                                                            (LOGO) FIRSTAR FUNDS

b) Investment Advisory Fees - FIRMCO serves as the Trust's investment adviser (the "Adviser"). Prior to April 1, 2000, the Funds were managed by Firstar Bank, N.A. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of Firstar Bank, N.A. have been consolidated with those of FIRMCO. The Adviser receives for its services an annual investment advisory fee based on a percentage of the Fund's average daily net assets as follows:

                  FUND                               ANNUAL RATE
                 ------                              -----------
     U.S. Treasury Money Market Fund                    0.50%

c) Administrative Fees - Firstar provides the Fund with certain administrative personnel and services. Firstar receives a fee at an annual rate of 0.11% of the average daily net assets of the Fund for the period.

d) Distribution Services Fees - Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), Series A shares of the Fund may pay to the distributor of the Funds an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Currently, Series A shares of the U.S. Treasury Money Market Fund are accruing and paying to the distributor an amount computed at an annual rate of 0.15% of the average daily net assets. Edgewood Services, Inc. served as the distributor of the Fund through July 31, 2000. Effective August 1, 2000, Quasar Distributors, LLC became the distributor of the Fund.

e) Shareholder Services Fees - Under the terms of the Shareholder Services Agreement with Firstar Bank, N.A., the Fund may accrue and pay Firstar Bank, N.A. up to 0.25% of average daily net assets for the period. For the period December 1, 1999 to January 31, 2000, Firstar Bank, N.A. waived 0.15% of this Shareholder Servicing Fee. Effective February 1, 2000, this waiver was reduced to 0.09%. The fee paid to Firstar Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts.Firstar Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

f) Transfer and Dividend Disbursing Agent Fees - Firstar serves as transfer and dividend disbursing agent for the Fund. The fee paid to Firstar is based on the size, type and number of accounts and transactions made by shareholders.

g) Portfolio Accounting Fees - Firstar is the Fund's accounting services agent. Firstar is responsible for maintaining the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, subject to an annual minimum of $39,000, plus out-of-pocket expenses.

h) Custodian Fees - Firstar Bank, N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

4.  SUBSEQUENT EVENT - AGREEMENT AND PLAN OF REORGANIZATION (UNAUDITED)
    On June 7, 2000, as ratified on July 20, 2000, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the "Agreement") providing for the transfer of substantially all of the assets and liabilities of each of the Trust's portfolios to corresponding portfolios of Firstar Funds, Inc. ("Firstar Funds") in exchange for shares of such Firstar Funds in a tax-free reorganization. At a special meeting of shareholders of the Trust held on November 24, 2000, the shareholders of each of the Trust's portfolios voted to approve the Agreement. The results of the shareholder meeting are as follows (no shares represented broker non-votes other than 2,226 shares of the Firstar U.S. Government Income Fund):

FUND                                FOR           AGAINST          ABSTAIN
----                            -----------     -----------      ------------
Treasury                      3,061,140,107      4,974,967         3,276,121
Tax-Free Money Market           182,173,399         32,746           460,959
Ohio Tax-Free Money Market       60,153,523              0                 0
Strategic Income                 13,130,869         10,764            66,620
U.S. Governemtn Income           16,086,380              0                 0
Insured Tax-Free Bond            15,572,734              0               313
Growth Equity                     9,651,548        138,077            58,823
Relative Value                   16,515,694         14,132            30,210
Science & Technology              5,975,816          7,692             4,987
Stellar                           3,553,064         16,116            52,856
Capital Appreciation              5,227,067          1,490               840
International Equity              5,576,031              0                 0


5.   SUBSEQUENT EVENT - PORTFOLIO MERGERS

       At meetings held on June 16, 2000 and July 13, 2000, the Board of Directors of Firstar Funds, Inc. ("Firstar Funds") approved (i) an Agreement and Plan of Reorganization providing for the acquisition of Mercantile Mutual Funds, Inc. ("Mercantile Funds") by Firstar Funds,
     (ii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Stellar Funds ("Stellar Funds") by Firstar Funds, and (iii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Select Funds ("Select Funds") by Firstar Funds. The Board of Directors and shareholders of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio) and Select Funds and the Board of Trustees and shareholders of Stellar Funds each approved their applicable agreements.

       On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds, Stellar Funds and Select Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio), Stellar Funds and Select Funds merged into shell portfolios of Firstar Funds. Below is a table (in thousands) that illustrates the specifics of the mergers related to the funds in these financial statements.

                                                     SHARES
                                     VALUE OF      ISSUED TO                   UNREALIZED
                        FUND        NET ASSETS    SHAREHOLDERS    EFFECTIVE  GAIN/(LOSS) OF
                       MERGED     TRANSFERRED BY    OF FUND        DATE OF   MERGING FUND AT  TAX STATUS
MERGING FUND NAME       INTO       MERGING FUND   MERGED INTO      MERGER    TIME OF MERGER   OF TRANSFER    NEW FIRSTAR FUNDS NAME
------------------------------------------------------------------------------------------------------------------------------------
Firstar U.S.        Firstar Stellar   133,616                     11/27/2000         -         Non-           Firstar U.S. Treasury
Treasury Money      Treasury <F1>                                                              Taxable        Money Market
Market
------------------------------------------------------------------------------------------------------------------------------------
                    Series
                    Institutional                   133,616
------------------------------------------------------------------------------------------------------------------------------------
Mercantile          Firstar           159,014                     11/27/2000         -         Non-           Firstar Tax-Exempt
Treasury Money      Stellar                                                                    Taxable        Money Market
Market              Treasury<F1>
------------------------------------------------------------------------------------------------------------------------------------
                    Series                          159,016
                    Institutional
------------------------------------------------------------------------------------------------------------------------------------
Firstar Stellar     Firstar U.S.      4,074,065                     11/27/2000                   Non-         Firstar U.S. Treasury
Treasury            Treasury Money                                                             Taxable        Money Market
                    Market<F2>
------------------------------------------------------------------------------------------------------------------------------------
                    Retail A                        2,289,736
------------------------------------------------------------------------------------------------------------------------------------
                    Series Institutional            1,784,330
------------------------------------------------------------------------------------------------------------------------------------

<F1> Accounting survivor; performance history carries over.

<F2> Shell portfolio.



CHANGE OF ACCOUNTANTS
     On October 19, 2000, Arthur Andersen LLP resigned as the U.S. Treasury Money Market Fund's ("Fund") independent auditors. Arthur Andersen LLP reports on the Fund's financial statements for the fiscal years ended November 30, 1999 and November 30, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 1999 and November 30, 1998 and the interim period commencing December 1, 1999 and ending October 16, 2000, (i) there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On October 19, 2000, the Fund by action of its Board of Trustees engaged PricewaterhouseCoopers LLP ("PwC") as the independent auditors to audit the Fund's financial statements for the 11-month fiscal period ending October 31, 2000. During the Fund's fiscal years ended November 30, 1999 and November 30, 1998 and the interim period commencing December 1, 1999 and ending October 19, 2000, neither the Fund nor anyone on its behalf has consulted PwC on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(v) of Item 304 or Regulation S-K) or reportable events (as described in paragraph (a)(1)(v)) of said Item 304.

                                                            (LOGO) FIRSTAR FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Firstar Stellar Funds:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund, (formerly know as Treasury Fund; one of the portfolios comprising Firstar Stellar Funds, hereafter referred to as the "Fund") at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, all in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates make by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the Fund as of November 30, 1999 and for all periods presented ended at or prior thereto where audited by other independent accountants whose report dated January 7, 2000 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 29, 2000

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR A PROSPECTUS OR INVESTOR SERVICE INFORMATION
1-800-677-FUND

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI  53201-3011

WWW.FIRSTARFUNDS.COM

                                                            (LOGO) FIRSTAR FUNDS

                                                                 FORM # ANNMM-00